Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Subscription solutions	$ 111,979	$ 66,668	$ 38,339
Merchant solutions	93,254	38,350	11,913
Total revenues	205,233	105,018	50,252
Cost of revenues
Subscription solutions	24,531	16,790	8,504
Merchant solutions	69,631	26,433	5,009
Total cost of revenues	94,162	43,223	13,513
Gross profit	111,071	61,795	36,739
Operating expenses
Sales and marketing	70,374	45,929	23,351
Research and development, net of refundable tax credits of $1,058 (2014 – $1,295; 2013 – $891)	39,722	25,915	13,682
General and administrative	18,731	11,566	3,975
Total operating expenses	128,827	83,410	41,008
Loss from operations	(17,756)	(21,615)	(4,269)
Other income (expense)
Interest income, net	200	57	42
Loss on asset disposal	0	(100)	(73)
Foreign exchange loss	(1,234)	(653)	(537)
Total other income (expense)	(1,034)	(696)	(568)
Net loss and comprehensive loss	$ (18,790)	$ (22,311)	$ (4,837)
Basic and diluted net loss per share attributable to common shareholders (in dollars per share)	$ (0.30)	$ (0.57)	$ (0.13)
Weighted average shares used to compute basic and diluted net loss per share attributable to shareholders (in shares)	61,716,065	38,940,252	37,248,710